Shareholder Report, Average Annual Return (Details) 192626_FundX ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
FundX ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FundX ETF (at NAV)
Average Annual Return, Percent	15.23%	10.65%	11.18%
Morningstar Global Market Large Mid NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Global Market Large Mid NR
Average Annual Return, Percent	17.01%	13.33%	11.77%